Joint ventures and associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Sales and charges to joint ventures and associates	$ 9,652	$ 10,223	$ 12,230
Purchases and charges from joint ventures and associates	$ 13,076	$ 15,084	$ 22,286
Joint ventures | Oil Products
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of entity's revenue	19.00%	25.00%
Percent of entity's purchases	14.00%	19.00%